Fair Value Measurements (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Warrant liabilities	$ 52,955,510	$ 22,024,165	$ 5,652,553
Recurring | Level 3
Liabilities
Warrant liabilities	52,955,510	22,024,165	5,652,553
Derivative Liabilities	$ 2,027,773	$ 922,834	$ 1,572,078